Consolidated Statements of Changes In Stockholders' Deficit (Unaudited) - Diamir Biosciences Corp [Member] - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at May. 31, 2024	$ 4,441	$ 4,670,165	$ (5,079,336)	$ (404,730)
Balance (in Shares) at May. 31, 2024	4,440,891
Stock compensation expense		14,577		14,577
Discount on note payable to founder		12,884		12,884
Net loss			(176,275)	(176,275)
Balance at Aug. 31, 2024	$ 4,441	4,697,626	(5,255,611)	(553,544)
Balance (in Shares) at Aug. 31, 2024	4,440,891
Balance at May. 31, 2024	$ 4,441	4,670,165	(5,079,336)	(404,730)
Balance (in Shares) at May. 31, 2024	4,440,891
Balance at May. 31, 2025	$ 4,441	4,729,169	(5,822,571)	(1,088,961)
Balance (in Shares) at May. 31, 2025	4,440,891
Discount on note payable to founder		12,694		12,694
Net loss			(283,700)	(283,700)
Balance at Aug. 31, 2025	$ 4,441	$ 4,741,863	$ (6,106,271)	$ (1,359,967)
Balance (in Shares) at Aug. 31, 2025	4,440,891